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                             INVESTORS FUND SERIES

                         Kemper Money Market Portfolio
                         Kemper Total Return Portfolio
                          Kemper High Yield Portfolio
                            Kemper Growth Portfolio
                     Kemper Government Securities Portfolio
                         Kemper International Portfolio
                       Kemper Small Cap Growth Portfolio
                     Kemper Investment Grade Bond Portfolio
                             Kemper Value Portfolio
                        Kemper Small Cap Value Portfolio
                         Kemper Value+Growth Portfolio
                          Kemper Horizon 20+ Portfolio
                          Kemper Horizon 10+ Portfolio
                           Kemper Horizon 5 Portfolio
                           Kemper Blue Chip Portfolio
                         Kemper Global Income Portfolio

                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1997
                           -------------------------

INVESTMENT MANAGERS

Pursuant to the terms of an agreement, Zurich Insurance Company ("Zurich"), the parent of the Fund's investment adviser, Zurich Kemper Investments, Inc. ("ZKI") or, for Kemper Value Portfolio and Kemper Small Cap Value Portfolio, Zurich Kemper Value Advisers, Inc. ("ZKVA"), and Scudder, Stevens & Clark, Inc. ("Scudder") have formed a new global investment organization by combining Scudder's business with that of ZKI and that of ZKVA, and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper, 280 Park Avenue, 40th floor, New York, New York 10017, now manages in excess of $200 billion.

Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement between ZKI or, for Kemper Value Portfolio and Kemper Small Cap Value Portfolio, ZKVA, and the Fund, the agreement was deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement for each Portfolio between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees. A special meeting of shareholders (the "Special Meeting") of the Fund was held in December, 1997, at which time the shareholders also approved a new investment management agreement. The new investment management agreement (the "Investment Management Agreement") is effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would the previous investment management agreement.

Each Portfolio's Investment Management Agreement is substantially similar to the investment management agreement terminated by the transaction, except that Scudder Kemper is the new investment adviser to the Fund and the management fee is calculated monthly at 1/12 of the applicable annual rate based upon the average daily net assets for such month. In addition, for Portfolios investing in foreign securities, except for Kemper International Portfolio and Kemper Global Income Portfolio, each Portfolio's respective sub-advisory agreement with Zurich Investment Management Limited ("ZIML") has been terminated and Scudder Kemper has assumed the duties previously performed by ZIML under each such Portfolio's respective sub-advisory agreement. For Kemper Value+Growth Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, and Kemper Horizon 5 Portfolio, each Portfolio's respective sub-advisory agreement with ZKVA has been terminated and Scudder Kemper has assumed the duties previously performed by ZKVA under each Portfolio's respective sub-advisory agreement.

In addition, under a separate agreement between the Fund and Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, SFAC, rather than the Fund's investment manager, will compute the net asset value for each Portfolio. SFAC does not charge the Fund for this service; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Thomas Sassi serves as a co-manager of Kemper Value Portfolio. Information regarding Mr. Sassi is located in the Fund's prospectus.

CAPITAL STRUCTURE AND GENERAL INFORMATION

The Fund's Agreement and Declaration of Trust has been amended to allow the establishment of a multiple class fund structure. This would permit the Fund to issue classes that would differ as to the allocation of certain expenses, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Currently, the Fund does not offer a multi-class fund structure, but it may adopt such a structure at a future date.
December 31, 1997

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                             INVESTORS FUND SERIES
                     Kemper Money Market Portfolio ("KMMP")
                     Kemper Total Return Portfolio ("KTRP")
                      Kemper High Yield Portfolio ("KHYP")
                        Kemper Growth Portfolio ("KGP")
                Kemper Government Securities Portfolio ("KGSP")
                     Kemper International Portfolio ("KIP")
                  Kemper Small Cap Growth Portfolio ("KSCGP")
                Kemper Investment Grade Bond Portfolio ("KIGBP")
                         Kemper Value Portfolio ("KVP")
                   Kemper Small Cap Value Portfolio ("KSCVP")
                     Kemper Value+Growth Portfolio ("KVGP")
                     Kemper Horizon 20+Portfolio ("KH20P")
                     Kemper Horizon 10+Portfolio ("KH10P")
                      Kemper Horizon 5 Portfolio ("KH5P")
                      Kemper Blue Chip Portfolio ("KBCP")
                    Kemper Global Income Portfolio ("KGIP")
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                                  MAY 1, 1997
                           -------------------------

INVESTMENT RESTRICTIONS -- DELETIONS

The following non-fundamental investment restrictions are deleted:

     (with respect to KMMP, KTRP, KHYP, KGP, KGSP and KIP), each Portfolio may not:

     (i) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund, or its investment advisor owns beneficially more than 1/2 of 1% (.50% for KMMP, KTRP, KHYP, KGP and KGSP) of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (with respect to KSCGP, KIGBP, KVP, KSCVP, KVGP, KH20P, KH10P and KH5P), each Portfolio may not:

     (i) purchase or retain the securities of any issuer if any of the officers or trustees of the Portfolio or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (with respect to KIP, KSCGP, KIGBP, KVP, KSCVP, KVGP, KH20P, KH10P and
     KH5P), each Portfolio may not:

     (ii) invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (with respect to KMMP, KTRP, KHYP, KGP and KGSP), each Portfolio may not:

     (ii) invest in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.
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     (with respect to KIP, KSCVP, KIGBP, KVP, KSCGP, KVGP, KH20P, KH10P and
     KH5P), each Portfolio may not:

     (iii) invest more than 5% of the Portfolio's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation.

OFFICERS AND TRUSTEES

Messrs. Morax and Timbers are no longer trustees of the Fund. The following are new trustees:

DANIEL PIERCE (03/18/34), Trustee*, (63), 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; Director, Fiduciary Trust Company; Director, Fiduciary Company Incorporated.

EDMOND D. VILLANI (03/4/47), Trustee*, (50), 345 Park Avenue, New York, New York; Chief Executive Officer, Scudder Kemper.

PORTFOLIO TRANSACTIONS

To the maximum extent feasible, it is expected that Scudder Kemper will place orders for portfolio transactions through Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110 ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.

December 31, 1997
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